1. GENERAL INFORMATION	12 Months Ended
Dec. 31, 2020
Dividends And Interest On Capital Receivable
GENERAL INFORMATION
1.	GENERAL INFORMATION

Oi S.A. – under Judicial Reorganization (“Company” or “Oi”), is a Switched Fixed-line Telephony Services (“STFC”) concessionaire, operating since July 1998 in Region II of the General Concession Plan (“PGO”), which covers the Brazilian states of Acre, Rondônia, Mato Grosso, Mato Grosso do Sul, Tocantins, Goiás, Paraná, Santa Catarina and Rio Grande do Sul, and the Federal District, in the provision of STFC as a local and intraregional long-distance carrier. The Company also provides domestic and international long-distance services in all Regions under concessions granted by Agência Nacional de Telecomunicações - ANATEL (National Telecommunications Agency), the regulator of the Brazilian telecommunications industry (“ANATEL” or “Agency”).

The Company is headquartered in Brazil, in the city of Rio de Janeiro, at Rua do Lavradio, 71 – 2º andar.

The Company also holds: (i) through its wholly-owned subsidiary Telemar Norte Leste S.A. – under Judicial Reorganization (“Telemar”) a concession to provide fixed telephone services in Region I and nationwide International Long-distance services; and (ii) through its indirect subsidiary Oi Móvel S.A. – under Judicial Reorganization (“Oi Móvel”) a license to provide mobile telephony services in Region I, II and III.

In Africa, the Company provides fixed and mobile telecommunications services through own subsidiaries and the subsidiaries of Africatel Holdings B.V. (“Africatel”), and in Asia the Company provides fixed, mobile, and other telecommunications services basically related through its subsidiary Timor Telecom (Note 31).

The Company is registered with the Brazilian Securities and Exchange Commission (“CVM”) and the U.S. Securities and Exchange Commission (“SEC”). Its shares are traded on B3 S.A. – Brasil, Stock Exchange, OTC (“B3”) and its American Depositary Receipts (“ADRs”) representing Oi common shares and preferred shares are traded on the New York Stock Exchange (“NYSE”).

Concession agreements

The local and nationwide STFC long-distance concession agreements entered into by the Company and its subsidiary Telemar with ANATEL are effective until December 31, 2025. These concession agreements provide for reviews on a five-year basis and in general have a higher degree of intervention in the management of the business than the licenses to provide private services. At the end of 2018, ANATEL published Public Hearing No. 51/2018 to address the revision of the Concession Agreements for the concession’s last five-year period (2021-2025) and the new General Universal Service Targets Plan (PGMU V).

The contribution period to the Public Hearing ended on March 26, 2019 and after being processed by ANATEL, it was approved under Decision 619/2020, PGMU amendment proposal, sent to the Ministry of Communications (Official Letter 478/2020/GPR-ANATEL, of Dec 1, 2020), in addition to the new wording of the Concession Agreements (Resolution 737/2020).

In December 2020, Oi filed a Cancellation Request against Ruling No. 619/2020 and Resolution No. 737/2020, which jointly approved the PGMU V proposal and the draft Concession Agreements for the Switched Fixed-line Telephony Service (“STFC”) for 2021-2025, as stated in case file No. 53500.040174/2018-78.

On January 28, 2021, the Government enacted Decree 10610/2021, which repeals Decree 9619/2018 and approves the PGMU V, applicable to 2021-2025. Among the provisions of the new PGMU we highlight the introduction of the backhaul obligation, under which carriers may use the balance resulting from the changes in targets of the previous PGMU. The PGMU V also provides for the end of the obligation to build fixed wireless new access facilities required by PGMU VI and the infrastructure already in place shall be maintained until the end of the concession.

It is worth noting that Law 13879/2019 opens the legal possibility of changing the provision of STFC services from public utility regime to the private law regime at the time the radiofrequency permits, telecommunications service concessions, and satellite exploitation rights are extended. On June 17, 2020, the authorities enacted Decree 10402, which regulates Law 13879/2019 and sets the deadline for ANATEL to issue the rules that will govern changing from concessions to permits.

As a result, ANATEL issued Resolution 741/2021, which approves the Regulation for the Adaptation of the Concessions of the Fixed Commuted Telephone Service (STFC) as Authorizations of the same service. This regulation sets the rules for the migration from the concession regime to an authorization regime, pending, however, the definition of the Migration Balance Calculation Methodology and its quantification, on a case-by-case basis, by concessionaire (the work is being conducted by a consulting firm engaged by ANATEL/UIT and is expected to be approved by the Agency’s Board of Directors by the end of the first half of 2021).

On December 30, 2020, Oi filed a Request for Arbitration Proceedings with ANATEL for the discussion of issues regarding our Concession Agreements. This request is currently under review by ANATEL.

With the approval of the Judicial Reorganization Plan (“JRP”, “Plan” or “Original Plan”), ANATEL initiated some procedures aiming at monitoring the Company’s financial situation, as well as to assess its Company’s ability to discharge its obligations arising from the terms of the concession agreements. In March 2019, ANATEL decided, among other issues, to maintain the special monitoring of the provision of telecommunications services of the Oi Group companies in 2019 by imposing actions related to transparency, corporate governance, and corporate control, financial and operating performance, and asset and credit management, as informed in the Notice to the Market disclosed by the Company on May 8, 2019.

On February 10, 2020, as reported in the Notice to the Market released by the Company, ANATEL’s Board of Directors concluded there was no longer the need for special monitoring based on the decision issued in May 2019 as it considers that the Company’s and its subsidiaries’ short-term liquidity risk has been extinguished and revoked the obligations previously imposed on the Oi Group companies.

Judicial Reorganization

On June 20, 2016, the Company and its direct and indirect wholly owned subsidiaries Oi Móvel, Telemar, Copart 4 Participações S.A. – under Judicial Reorganization (“Copart 4), Copart 5 Participações S.A. – under Judicial Reorganization (“Copart 5”, merged with and into the Company), Portugal Telecom International Finance B.V. - under Judicial Reorganization (“PTIF”), and Oi Brasil Holdings Cooperatief U.A. - under Judicial Reorganization (“Oi Holanda”) (collectively with the Company, the “Oi Companies”, or “Debtors”) filed a petition for judicial reorganization with the Court of the State of Rio de Janeiro (“Judicial Reorganization Proceeding”).

On December 19, 2017, after confirming that the required quorum of classes I, II, III, and IV creditors was in attendance, the General Creditors’ Meeting was held and the Oi Companies’ JRP was approved by a vast majority of creditors on December 20, 2017.

On January 8, 2018, the judicial reorganization court (“Judicial Reorganization Court”) issued a decision that ratified the JRP and granted the judicial reorganization to the Oi Companies, which was published on February 5, 2018.

On July 31, 2018, the restructuring of the Oi Companies’ financial debt was completed with the implementation of the applicable terms and conditions provided for in the JRP, including the completion of the first capital increase provided for in the JRP, Capital Increase – Claim Capitalization.

On January 25, 2019 the Company completed the second capital increase provided for in the JRP (“Capital Increase - New Funds”), with the issue of 3,225,806,451 book-entry, registered common shares, without par value, including new common shares represented by ADSs, pursuant to the JRP and the subscription and commitment agreement entered into by the Company, its subsidiaries, and the Backstop Investors.

Capital Increase – New Funds

Exercise of Subscription Warrants and American Depositary Warrants (“ADWs”)

On October 28, 2018, the Company commenced the issuance and delivery of all warrants and ADWs exercised by their holders. The process was completed on January 4, 2019. All Warrants that were not exercised on or prior to January 2, 2019 have been cancelled.

Preferential offer and completion of the Capital Increase – New Funds, pursuant to the commitment agreement terms

As contemplated by Section 6 of the JRP, on November 13, 2018 the Company commenced a preemptive offering of common shares that was registered with the SEC under the Securities Act under which holders of common shares and preferred shares, including the ADS Depositary and The Bank of New York Mellon, as depositary of the Preferred ADS program, received transferable rights for each common share or preferred share held as of November 19, 2018, which refers to as subscription rights.

The subscription rights expired on January 4, 2019. On January 16, 2019, the Company issued 1,530,457,356 common shares to holders of subscription rights that had exercised those subscription rights with respect to the initial common shares. On January 21, 2019, the Company issued 91,080,933 common shares to holders of subscription rights that had requested subscriptions for excess common shares. The proceeds of these subscriptions totaled R$2,011 million.

On January 25, 2019, the Company issued 1,604,268,162 common shares, representing the total number of common shares that were offered in the preemptive offering less the total number of initial common shares and excess common shares, to the Backstop Investors in a private placement under the terms of the commitment agreement for the aggregate amount of R$1,989 million (“Share Balance”). Because of the subscription and payment of the Share Balance, the Company completed, on this date, the Capital Increase – New Funds, through the subscription and payment of all 3,225,806,451 New Common Shares issued as part of the Capital Increase – New Funds, representing a contribution of new funds for the Company totaling R$4.0 billion. In addition, under the terms of the commitment agreement, on that date the Company issued, as compensation for their commitments under the commitment agreement, 272,148,705 common shares in a private placement to the Backstop Investors and paid US$13 million to the Backstop Investors. As a result of the outcome of the subscription and payment of the Capital Increase – New Funds and the Commitment Shares, the Company’s share capital increased to R$32,538,937,370.00, represented by 5,954,205,001 shares, divided into 5,796,477,760 registered common shares and 157,727,241 registered preferred shares, without par value.

Litigation discontinuation settlement between the Company and Pharol

On February 8, 2019, in order to discontinue any disputes that might harm the implementation of the JRP, the Company disclosed a Material Fact Notice informing that its Board of Directors approved, in accordance with CVM Instruction 567/2015, the acquisition of 1,800,000 preferred shares issued by the Company to ensure the compliance of the commitment assumed by the Company to transfer its treasury shares to Bratel, wholly-owned subsidiary of Pharol SGPS, S.A., in the context of the settlement entered into, subject matter of the Material Fact Notice of January 8, 2019 (“Settlement”), in transactions conducted in B3’s OTC to deliver the treasury shares to Bratel, which would be made within four business days from the confirmation of the settlement by the Judicial Reorganization Court.

On February 18, 2019, the Court issued a decision suspending conflict of jurisdiction injunction No. 157.099 during the period requested by the parties.

On April 3, 2019, the Company disclosed a notice to the market to inform on the confirmation of the settlement, referred to above, because the fifteen-day term for the publication of the related court decision has run out. Accordingly, as determined in the Settlement, the term for the compliance with the second part of the obligations established by both parties to the Settlement started on this same date, including: (a) the request to discontinue all the litigation involving the parties named in the Agreement and (b) the delivery to Bratel of 33.8 million Oi shares there were held in treasury, including 32 million common shares and 1.8 million preferred shares.

In addition, several obligations and rights of the parties described in the Material Fact Notice released by Oi and the Communication released by Pharol, both on January 9, 2019, were fully clearly established.

Default Payment Method provided for by Clause 4.3.6 of the Original Plan - Bondholders

On May 20, 2019, in strict compliance with the decision issued under Chapter 15 that determined that the cancelation of the notes regulated by New York Law should take place on June 14, 2019, the Company announced that it started the procedure so that the holders of the notes (a) Portugal Telecom International Finance B.V.’s €500,000,000 in 4.375% notes maturing in 2017 (ISIN No.: XS0215828913); (b) Portugal Telecom International Finance B.V.’s €750,000,000 in 5.875% notes maturing in 2018 (ISIN No.: XS0843939918); (c) Portugal Telecom International Finance B.V.’s €750,000,000 in 5.00% notes maturing in 2019 (ISIN No.: XS0462994343); (d) Portugal Telecom International Finance B.V.’s €1,000,000,000 in 4.625% notes maturing in 2020 (ISIN No.: XS0927581842); (e) Portugal Telecom International Finance B.V.’s €500,000,000 in 4.5% notes maturing in 2025 (ISIN No.: XS0221854200); (f) Oi Brasil Holdings Coöperatief U.A.’s €600,000,000 in 5.625% notes maturing in 2021 (ISIN No.: XS1245245045); (g) Oi Brasil Holdings Coöperatief U.A.’s US$1,500,000,000 in 5.75% notes maturing in 2022 (ISIN No.: US10553MAD39); (h) Oi S.A.’s €750,000,000 in 5.125% notes maturing in 2017 (ISIN No.: XS0569301327); (i) Oi S.A.’s US$750,000,000 9.500% maturing in 2019 (ISIN No.: 87944LAD1); (j) Oi S.A.’s BRL1,100,000,000 in 9.75% maturing in 2016 (ISIN No. US10553MAC55); and (k) Oi S.A.’s US$1,000,000,000 in 5.500% maturing in 2020 (ISIN No. 144A: US87944LAE92) (the “Legacy Notes”) are able to support their claims to receive on a future date or on the Company’s payment dates pursuant to Clause 4.3.6 of the Original Plan. On June 14, 2019, the Legacy Notes were duly cancelled.

The procedure detailed above is not applicable for the holders of the 6.25% Notes issued by Portugal Telecom International Finance B.V. – in Judicial Reorganization maturing in 2016 (ISIN No.: PTPTCYOM0008). The Company will provide at the appropriate time the information on the procedure to register the beneficiaries of the Default Payment Method provided for by Clause 4.3.6 of the Original Plan with regard to such series.

Prepetition Financing – Clause 5.3 of the Original Plan

On December 23, 2019, the Company disclosed a Material Fact Notice informing that its subsidiary Oi Móvel entered into a 1st issue indenture of collateralized, simple, nonconvertible debentures, with additional trust security, in a single series, for private placement, in the total amount of up to R$2,500,000,000.00 (“Oi Móvel Debentures” and “Oi Móvel Issue”, respectively). The main features of the Oi Móvel Issue and the Oi Móvel Debentures are as follows: (i) Term and Maturity Date: twenty-four (24) months from the issue date, except in the case of early redemption and early maturity of the Oi Móvel Debentures set forth in the related Debenture Indenture; (ii) Payout: U.S. dollar foreign exchange fluctuation plus interest of (i) twelve point sixty-six percent (12.66%) per year (PIK) for the first twelve months after the first repayment is made; (ii) thirteen point sixty-one percent (13.61%) per year thereafter; and (iii) Guarantees: the Oi Móvel Debentures are fully backed by collaterals and trust guarantees provided by Oi Móvel and the Company and its subsidiary Telemar.

The Oi Móvel Issue was approved based on the provisions of Clause 5.3 of the Original Plan and is part of the context of post-petition financing, in the “Debtor in Possession Financing” (“DIP Financing”) modality.

Subsequently to the Material Fact Notice disclosed on December 23, 2019, the Company disclosed a Notice to the Market on February 4, 2020 informing shareholders and the general market that the subscription and payment of the Oi Móvel Issue had been completed for private placement in the amount of R$2,500,000,000.00.

Non-termination of the Judicial Reorganization

On December 6, 2019, the Company released a Material Fact Notice informing that the Oi Companies had filed a petition with the Judicial Reorganization Court requesting that the court oversight of the Oi Companies not to terminated on February 4, 2020, the date when the Plan’s homologation would complete two (2) years.

The non-termination of the judicial oversight did not introduce any changes to the current position of the Oi Companies and had no impact on the compliance with the Plan in force or on current receivables, or any other new funds that were obtained by the Oi Companies. It is worth noting that the continuity of court oversight at the end of the two-year period is a natural measure that has been applied in most judicial reorganization proceedings.

Notwithstanding the good progress of the Plan implementation, which has already concluded most of the steps provided for in the proceeding, which were important for the Company’s recovery, said petition presented the Judicial Reorganization Court with circumstances related to the complexity inherent to the Judicial Reorganization Proceeding’s magnitude and to the reforms underway in the legal and regulatory environment, and which would require actions still to be implemented as part of the Judicial Reorganization Proceeding.

On February 28, 2020, the Company released a Material Fact Notice informing its shareholders and the general market that on February 28, 2020 the Oi Companies filed with the Judicial Reorganization Court a petition exposing its interest in submitting for deliberation to a new general creditors’ meeting (“New GCM”) an amendment to the Plan (“Amendment to Plan” or “Amendment to the JRP”) aimed at achieving greater operating and financial flexibility to continue its investment project and the compliance with its strategic transformation plan (“Strategic Plan”), both broadly disclosed to the market.

In line with the foregoing, on March 6, 2020, the Company disclosed a Material Fact Notice informing that the Judicial Reorganization Court awarded a decision, on the same date, granting the Company’s request for a New General Creditors’ Meeting to deliberate on an amendment to the Plan, prescribing that:

(i)	the Oi Companies filed with the court, within 180 days from the decision’s issue date, the draft amendment to the JRP; and
(ii)	the Trustee organized the New General Creditors’ Meeting, which shall be held within 60 days from the submission of the draft amendment to the JRP.

Amendment to the Judicial Reorganization Plan

On June 15, 2020, the Oi Companies filed with the Judicial Reorganization Court the draft Amendment to the JRP for the purposes of increasing the flexibility of the Original JRP by creating a more efficient corporate and operating structure, aiming at maximizing the Company’s value to the benefit of all its stakeholders. This initiative was aligned with the Strategic Plan, which is being transparently implemented.

On August 13, 2020, the Oi Companies filed with the Judicial Reorganization Court an updated draft of the Amendment to the JRP that adjusts certain terms and conditions. This proposal reflected the several discussions with creditors, potential investors, and other stakeholders, including discussions held with the mediator appointed by the Judicial Reorganization Court, for the purpose of discussing improvements to the Amendment to the JRP.

The Amendment to the JRP was submitted to a vote by the creditors and approved at the New GCM held on September 8, 2020, the date of the first notice to convene and was confirmed by the Judicial Reorganization Court in a decision issued on October 5, 2020 and published on October 8, 2020 that rejected all the allegations of procedural nullity of the New GCM, ruled out the allegation of unequal treatment among creditors and rejected the requests for nullity of the voting and approval quorum of the Amendment to the JRP because it did not include any drafting and unresolved issues and, among other measures, has set a twelve-month period for ending the Debtors’ judicial reorganization, beginning on the date that the decision was published, which may be extended, should there be a need to complete the acts relating to the disposals provided for in the Amendment to the JRP.

1.	Purposes of the Amendment to the JRP

The Amendment to the JRP, approved by the creditors and ratified by the Judicial Reorganization Court, as referred to above, aims at allowing the Oi Companies and their subsidiaries (“Oi Group”) to implement their long-term plan, with the necessary resolution of their debt, in the current context, and their continuity as going concerns by following said JRP and their Strategic Plan. The main purpose of the Oi Group’s strategy is transforming its business model by focusing on the use and rapid expansion of its extensive fiber optics infrastructure as a competitive edge, including its transportation networks (backbone, backhaul and data network), and primary and secondary access networks (dedicated links, metropolitan rings, and FTTH access networks), enabling and supporting the high-speed connection and service provision needs of its residential, business, corporate, and government customers, and the provision of infrastructure services for other telecommunication service providers in the country, including the facilitation of connections for the new 5G technology.

This strategy will be implemented by proceeding with the asset divestiture process, the possibility of taking part of moves toward consolidation in the industry and divesting its mobile communications operation and adopting of the model known as structural separation, which allows incorporating separate entities dedicated to investing, the operation and the maintenance of the telecommunications infrastructure and the provision of services to its end customers, including the product development, marketing, sales and customer service activities. This aims at making the Oi Group’s business model more sustainable, focused on its main competitive advantages, structured in an efficient and focused manner, and ensuring the continuity of the Oi Group and the consequent compliance with the means of recovery and payment of all prepetition claims.

The Amendment to the JRP aims at introducing flexibility in meeting the Company’s strategic goals described above and its main purposes include:

(i)	the possibility of forming isolated production units (“UPIs”) by separating certain businesses and/or isolated assets of the Oi Group and sell such separate units under the security and benefits assured by Law 11101/2005 (Business Recovery and Bankruptcy Law, or LRF), so as to maximize their worth and provide the resources necessary to pay prepetition creditors and discharge the Debtors’ obligations;
(ii)	improve the payment terms and conditions for a significant portion of small creditors as a way of reducing litigation and expediting up the settlement of these claims, as required by the Judicial Reorganization Court;
(iii)	allow the Debtors to raise additional financing and other funding to allow them to maintain the necessary investments and pay their creditors; and
(iv)	allow the segregation, using an Oi Group company, of some fiber optics assets and infrastructure to create a more flexible and efficient corporate structure to accelerate investments in the expansion of the fiber optics network. Such company may have access to financial and capital markets and raise additional funds at lower costs, thus ensuring the funds generated by the Debtors’ operations are used exclusively in such operations, thus, strengthening their operating structure.
2.	UPIs provided for in the Amendment to the JRP

The Amendment to the JRP provides for the creation of five (5) UPIs separate from the assets, liabilities and rights of the Debtors and associated with (a) the operation of telecommunications networks (“UPI InfraCo”); (b) the telephony and data operation in the mobile communications market (“UPI Mobile Assets”); (c) the passive infrastructure (“UPI Towers” and “UPI Datacenter”); and (d) the TV business (“UPI TVCo”).

The UPIs are established as special purpose corporations (“SPCs”) and may be sold under different models for each type of UPI described above, to ensure the debt payment and generate the funds necessary for the expansion of its fiber infrastructure and associated services, which are the key focus of Oi Group’s strategy. The divestment of the UPIs would allow Oi to maximize the business value of its investments by expanding its residential and business access services nationwide, exploit more efficiently its network components, and create new business opportunities for the exploitation of these networks by offering them to other carriers and service providers in the telecommunications industry, in light with the governing laws, regulations and the required permits from competent authorities, where applicable.

The Amendment to the JRP contains detailed information on the composition of each UPI and the terms and conditions applicable to their disposal, including information on their structure and minimum price, available at www.recjud.com.br, for consultation purposes.

2.1.	UPI InfraCo

InfraCo SPC will concentrate infrastructure and fiber assets related to the Oi Group’s access and transportation networks already contributed to its capital, whether when they are directly assigned or even when they are assigned as right of use, in the form of Indefeasible Rights of Use (IRUs), as well as new infrastructure investments to be made in the future for the purpose of accelerating investments in the expansion of its fiber optics networks, based on a more flexible and efficient capital structure and greater possibility of attracting and using new funds. InfraCo SPC is seeking in the market the necessary funds to finance its investments in order to expand Oi Group’s operations in fiber optics and serve a larger number of customers from these segments nationwide.

The Amendment to the JRP establishes that Oi shall retain a material interest in the capital of InfraCo SPC through measures to ensure its active participation in the creation and expansion of a local leader in fiber optics infrastructure. As in other countries, the creation of InfraCo SPC followed a logic of structural separation between the services company and the infrastructure company for the purpose of maximizing business value through greater efficiency and innovation, with clear strategies focused on customer experience and product and service innovation on one hand and mass access to fiber infrastructures and optimization of its technical operation on the other.

The UPI InfraCo consists of 100% of the SPC shares, which concentrates the assets and liabilities related to the fiber optics and infrastructure activities described in Annex 5.3.4 to the Amendment to the JRP. Clause 5.3.9.4 of the Amendment to the JRP provides for the partial divestiture of the UPI InfraCo through a bidding process, under the terms of the Business Recovery and Bankruptcy Law, by submitting sealed bids for the disposal of the majority of the voting shares of InfraCo SPC, representing its shareholding control. This bid should ensure the Company the payment of at least R$6.5 billion, in addition to the guarantee from the acquirer that there will be adequate funds for the payment of possible remaining debts of InfraCo SPC, including the full payment of InfraCo’s debt outlined in Clause 5.3.8.1 to the Amendment to the JRP and the compliance with its investment plan, according to certain parameters to be established in the related UPI InfraCo Invitation to Bid Notice. At the completion of the partial sale of the UPI InfraCo, the buyer will be assured an interest equivalent to 51.0% of the voting capital stock, not exceeding 51.0% of the total capital stock of InfraCo SPC, and the Debtors are reserved the right to, at their sole discretion, determine the division of the capital stock of InfraCo SPC into common and preferred shares of InfraCo in the sale, within the limits established by law, thus guaranteeing that the Company shall retain a significant equity interest in SPC InfraCo, which might be possibly liable for the Debtors’ obligations to JRP creditors.

As a result of the large demand for the asset during the preliminary market analysis conducted by a financial advisor, the minimum economic value (EV) of InfraCo SPC (as at December 31, 2021) to be considered in the proposals will be R$20 billion, within the previous reference range of 25.5% to 51% of the economic value, in order to ensure an active bid dispute among the different stakeholders for the control of InfraCo (51% of the voting capital of InfraCo SPC) until the auction. The interested parties must also assume the commitment to pay a secondary installment of the acquisition price of not less than R$6.5 billion and a primary installment of the acquisition price amounting up to R$5 billion, to guarantee the payment of any remaining debts of InfraCo SPC, including the payment of the amount of InfraCo SPC’s debt provided for in Clause 5.3.8.1 of the Amendment to the JRP and the implementation of the planned investment plan, in exchange for receiving new common shares issued by InfraCo SPC, at the price per share paid in the partial sale of UPI InfraCo, adjusted as provided for in the Amendment to the JRP.

The Oi Group may, by the date of publication of the UPI InfraCo Notice, accept the binding bid with the highest economic value (EV) assigned to InfraCo SPC for the partial acquisition of UPI InfraCo, pursuant to the terms of the Amendment to the JRP, undertaking to grant such bidder the right to top, at its sole discretion, any offer per share issued by InfraCo SPC above its own biding bid, provided it submits an offer for an amount higher than at least 1% of the price per share issued by InfraCo SPC set in the best offer made during the bidding process for partial sale of the UPI InfraCo. The Amendment to the JRP also provides for mechanisms for evaluating binding bids for the partial acquisition of the UPI InfraCo that take into consideration not only the price per share offered and its minimum price of the economic value (EV) of InfraCo SPC, but also the possibility of evaluating better conditions for determining the best bid to be taken into consideration as the preferential bid for the judicial bidding process.

On January 25, 2021, Oi released a Material Fact Notice informing its shareholders and the market in general that on January 22, 2021 it had received binding proposals from third parties for the partial acquisition of the UPI InfraCo, all above the minimum price set in the Amendment to the JRP and that the proposals received are under analysis by the Company, which may engage in negotiations with the bidder of the best offer, on an exclusive basis, for the purpose of negotiating the final agreements that will be disclosed during the bidding process, by means of the corresponding Invitation to Bid Notice to be published in due course.

On February 4, 2021, Oi released a Material Fact Notice informing its shareholders and the market in general that, in view of the binding offer terms and conditions for partial acquisition of the UPI InfraCo jointly submitted by Globenet Cabos Submarinos S.A., BTG Pactual Economia Real Fundo de Investimento em Participações Multiestratégia, and other investment funds managed or controlled by companies belonging to the BTG Group (the “Offer” and the “Bidders”), on this same date entered into an Exclusivity Agreement (“Agreement”) with the Bidders, for a limited period of time, for the purpose of negotiating exclusively with the Bidders the sale terms and conditions, as well as the documentation and appendices relating to the Offer. The purpose of the Agreement was to grant the negotiations underway between the parties the necessary security and agility, and, if the negotiations between the parties regarding the terms and documentation are satisfactorily concluded, allow that Oi is in a position to grant the Bidders the right to top other bids received in the course of the bidding process for the sale of the UPI InfraCo, pursuant to Clause 5.3.9.4.6 of the Amendment to the JRP confirmed by the JRP. The Agreement was initially effective until March 6, 2021 and was automatically renewed for an additional period of thirty (30) days, unless otherwise stated by any of the parties. The initial effective date was March 6, 2021, which was automatically renewed for another thirty-day period, to become effective until April 5, 2021, as reported by Oi in a Notice to the Market disclosed on March 5, 2021 and, subsequently, it was extended until 10:00 a.m. on April 9, 2021, as informed by Oi in the Notice to the Market released on April 6, 2021.

On April 12, 2021, Oi released a Material Fact Notice informing its shareholders and the market in general that, in the context of the negotiations held with the Bidders, the Company accepted, on this date, the revised binding proposal submitted jointly by the Proponents (the "Binding Proposal") for the acquisition of a portion of the interest held by the Company in Brasil Telecom Comunicação Multimídia S.A., the isolated production unit which owns the Company's fiber optic infrastructure assets (Special Purpose Company, or the "SPC InfraCo", and the "Transaction"), pursuant to Clause 5.3.9.4 of the Amendment to the JRP.

Notwithstanding the other terms and conditions provided therein, the Binding Proposal, pursuant to Clause 5.3.9.4 of the Amendment to the JRP, provides for the firm economic value (EV) of InfraCo SPC of twenty billion and twenty million Brazilian reais (R$20,020,000,000.00) on December 31, 2021, taking into account a net debt of four billion, one hundred and seven million, three hundred and fifty-three thousand, five hundred and ninety-eight Brazilian reais and fifty-nine cents (R$4,107,353,598.59), as provided in Clause 5.3.8.1 of the Amendment to the JRP, fully due to the Company and to be paid within ninety (90) days from the closing of the Transaction. The Binding Proposal contemplates the contribution of a Primary Tranche to InfraCo SPC, the payment of a Secondary Tranche to the Company and the contribution of an Additional Primary Tranche to InfraCo SPC, in addition to the Globenet Merger.

The Binding Proposal and related instruments further contemplate the execution of capacity and other operating agreements between InfraCo SPC and Oi and/or its associates, as well as an InfraCo SPC shareholders’ agreement between the Proponents and the Company, pursuant to Section 5 combined with Clause 5.3. 9.4.4, of the Amendment to the JRP.

The transaction price, considering the sum of the Primary Tranche; the Secondary Tranche; the Additional Primary Tranche; and the price of the Globenet merger, pursuant to the Binding Proposal, totals twelve billion, nine hundred twenty-three million, three hundred thirty-eight thousand, two hundred ninety reais and sixty-eight cents (R$12,923,338,290.68), which will be subject to adjustment mechanisms based on certain performance, financial and operational metrics of SPC InfraCo, in accordance with its business plan (such as indebtedness, working capital, number of HPs and HCs, OPEX and CAPEX, among others), as agreed between Oi and the Bidders.

By accepting the Binding Offer, the Bidders were granted the right, at their sole discretion, to top the highest bid that may be submitted in the competitive process for the partial disposal of the UPI InfraCo, pursuant to Section 5.3.9.4.6 of the Amendment to the JRP.

The transaction described above is in line with the implementation of the Strategic Plan for the transformation of the operations of the Oi Companies, which provides for the partial sale of the UPI InfraCo in a bidding proceeding pursuant to the LFR.

Debentures of Infraco SPC based on Section 5 of the Amendment to the JRP

On February 18, 2021, Oi disclosed a Material Fact Notice informing that its subsidiary BrT Multimídia had entered into an indenture for the issue of collateralized, simple, nonconvertible debentures, backed by collaterals, for private placement, in the total amount of up to R$ 2,500,000,000.00 (“InfraCo Debentures” and “InfraCo Issue”, respectively). The main features of the InfraCo Issue and the Infraco Debentures are as follows: (i) Term and Maturity Date: twenty-four (24) months from the issue date, except in the case of early redemption and early maturity of the InfraCo Debentures set forth in the Debenture Indenture; (ii) Interest: unit par value adjusted using the accumulated National Broad Consumer Price Index (IPCA) variance, plus interest of 11% per year; (iii) Guarantees: the InfraCo Debentures shall be backed by collateral and a trust security provided by InfraCo; (iv) Conversion: the InfraCo Debentures shall be convertible into redeemable preferred shares representing the majority of InfraCo’s voting shares; and (v) Subscription: the InfraCo Debentures must be subscribed and paid-in by April 15, 2021 (“Subscription and Payment Deadline”).

On April 15, 2021, Oi released a Notice to the Market informing that the Subscription and Payment Deadline for the InfraCo Debentures was extended to April 29, 2021, as mutually agreed by the parties.

On April 29, 2021, a Notice to the Market was released, informing that the Subscription and Payment Deadline for the InfraCo Debentures was extended to May 17, 2021.

The leading underwriter of the Debentures is Brookfield Asset Management and the other underwriters are Farallon Latin America Investimentos and Prisma Capital.

The InfraCo Issue was approved pursuant to the provisions of Section 5 of the Amendment to the JRP. As provided for by the Amendment to the JRP and the InfraCo Issue indenture, Oi, through its subsidiaries Oi Móvel and Telemar, shall hold a call option on all the preferred shares held by the Debentureholders as a result of the Conversion. Alternatively, and at the sole discretion of Oi and its subsidiaries Oi Móvel and Telemar, InfraCo SPC may redeem all of the preferred shares held by the Debentureholders as a result of Conversion. The actual InfraCo Issue is subject to the authorizations and the compliance with certain conditions precedent set forth in the relevant InfraCo Issue indenture.

2.2.	UPI Mobile Assets

The Amendment to the JRP provides for the sale of UPI Mobile Assets in a bidding process, under the terms of the LRF, by submitting sealed bids for the acquisition of 100% of the shares of Mobile SPC, with payment of at least R$15.7 billion in cash.

On November 10, 2020, the Bid Notice (“UPI Mobile Assets Bid Notice”) submitted by the Debtors was published for the sale of the UPI Mobile Assets, which consisted of (i) 100% of the shares of Cozani RJ Infraestrutura e Redes de Telecomunicações S.A., a joint stock company with corporate taxpayer identification number (CNPJ/ME) 36.012.579/0001-50 and registered with the Rio de Janeiro State Division of Corporations under NIRE 33.300.333.291, with registered head offices at Rua do Lavradio, 71, sala 201/801, Centro, CEP 20230-070, in the City of Rio de Janeiro, State of Rio de Janeiro; (ii) 100% of the shares of Garliava RJ Infraestrutura e Redes de Telecomunicações S.A., a joint stock company with CNPJ/ME number 37.178.485/0001-18 and registered with the Rio de Janeiro State Division of Corporations under 33.300.334.441, with registered head offices at Lavradio, 71, sala 201/801, Centro, CEP 20230-070, na Cidade do Rio de Janeiro, Estado do Rio de Janeiro; and (iii) 100% of the shares of Jonava RJ Infraestrutura e Redes de Telecomunicações S.A., a joint stock company with CNPJ/ME number 37.185.266/0001-66 and registered with the Rio de Janeiro State Division of Corporations under NIRE 33.300.334.467, with registered head offices at Rua do Lavradio, 71, sala 201/801, Centro, CEP 20230-070, in the City of Rio de Janeiro, State of Rio de Janeiro (“Mobile SPCs”) wholly owned by Oi Móvel, free and clear of any liens or encumbrances (“Mobile SPC Shares”), to the capital of which Oi Móvel will contribute, through one or more corporate transactions, the Assets, Liabilities and Rights of the UPI Mobile Assets described in Appendix 5.3.1 to the Amendment to the JRP and in the UPI Mobile Assets Bid Notice.

On December 14, 2020, the Company released a Material Fact Notice informing its shareholders and the market in general that a hearing was held in the Judicial Reorganization Court for opening the sealed bids submitted as part of the bidding process for the disposal of the UPI Mobile Assets, in the manner and terms provided for in the Amendment to the JRP and in the UPI Mobile Assets Bid Notice. During said hearing, it was verified that there was only one bid for the acquisition of the UPI Mobile Assets, which was submitted jointly by Telefônica Brasil S.A., TIM S.A., and Claro S.A. (the “Bidders”) pursuant to the precise terms and conditions of the binding proposal for the acquisition of the UPI Mobile Assets submitted by the Bidders, amounting to R$16.5 billion, of which R$756 million relates to transition services to be provided by Oi to the Bidders for up to 12 months, plus a commitment to enter into long-term take-or-pay agreements for transmission capacity services with Oi, whose net present value (NPV), calculated for purposes and in the manner provided in the Amendment to the JRP, is R$819 million, which shall be paid in cash, subject to the terms and conditions provided for in the related binding proposal and the related Share Purchase Agreement set forth in Annex 5.3.9.1 to the Amendment to the JRP.

Due to the submission of a single sealed bid for the acquisition of the UPI Mobile Assets, the Judicial Reorganization Court confirmed the Bidders’ proposal as the winning bid of the bidding process for the sale of the UPI Mobile Assets, after securing the favorable opinions of the State of Rio de Janeiro Public Prosecution Office and the Trustee.

On January 29, 2021, the Company released a Notice to the Market informing its shareholders and the market in general that on January 28, 2021, the Company, Telemar and Oi Móvel entered with into the Bidders Agreement the Purchase and Sale of Shares and Other Covenants (“Agreement”) for the purpose of selling Mobile Assets SPC, under the terms and conditions set forth in the proposal of the Bidders confirmed by the Judicial Reorganization Court, as described earlier in this item. The actual completion of the Transaction, with the transfer of the Mobile Assets SPCs’ shares to the Buyers, is subject to the approval of the CADE (Brazilian antitrust agency) and preapproval by Anatel, as well as compliance of conditions precedent usual for this type of transaction, as provided for in the Agreement.

2.3.	UPI Towers

The Amendment to the JRP provides for the sale of the UPI Towers in a bidding process, under the terms of the LRF, by submitting sealed bids for the acquisition of 100% of the shares of Towers SPC held by the Debtors.

On October 19, 2020, the Bid Notice (“UPI Towers Bid Notice”) submitted by the Debtors was published for the sale of the UPI Towers, which consisted of 100% of the shares issued by special purpose corporation Caliteia RJ Infraestrutura e Redes de Telecomunicações S.A., a joint stock company with CNPJ/ME 35.978.982/0001-75 and registered with the Rio de Janeiro State Division of Corporations under NIRE 33.300.333.215, with registered head offices at Rua do Lavradio, 71, sl. 201/801, Centro, CEP 20230-070, in the City of Rio de Janeiro, State of Rio de Janeiro (“Towers SPC”), wholly owned by Telemar and Oi Móvel, specifically incorporated for being sold as a UPI as part of the Judicial Reorganization Proceeding, and with share capital paid in by the Assets, Liabilities and Rights of the UPI Towers, described in Annex 5.3.2 to the Amendment to the JRP and in the UPI Towers Bid Notice.

On November 26, 2020, the Company released a Material Fact Notice informing its shareholders and the market in general that a hearing was held in the Judicial Reorganization Court for opening the sealed bids submitted as part of the bidding process for the disposal of the UPI Towers, in the manner and terms provided for in the Amendment to the JRP and in the UPI Towers Bid Notice. During the hearing, it was verified that there was only one sealed bid for the acquisition of the UPI Towers, which was submitted by Highline do Brasil II Infraestrutura de Telecomunicações S.A. (“Highline”) pursuant to the precise terms and conditions of the binding proposal for the acquisition of the UPI Towers submitted by the latter, amounting to one billion, sixty-six million, nine hundred and two thousand, eight hundred and twenty-seven Brazilian reais (R$1,066,902,827.00) to be paid in cash, as described in the Material Fact Notice released on August 13, 2020, subject to the terms and conditions provided for in the related binding proposal and the related Stock Purchase Agreement set forth in Annex 5.3.9.2 to the Amendment to the JRP.

Due to the submission of a single sealed bid for the acquisition of the UPI Towers, the Judicial Reorganization Court confirmed Highline’s proposal as the winning bid of the bidding process for the sale of the UPI Towers, after securing the favorable opinions of the State of Rio de Janeiro Public Prosecution Office and the Trustee.

On December 23, 2020, the Company released a Notice to the Market informing its shareholders and the market in general that the Company, Telemar and Oi Móvel entered into the Share Purchase and Sale Agreement Through a UPI and Other Covenants (“Agreement”) with Highline for the sale of the UPI Towers to Highline and that the actual completion of the transaction with the transfer of Towers SPC’s shares to Highline was subject to the compliance with the conditions precedent usual for this type of transaction, as provided for in the Agreement.

Against this background, on March 30, 2021, the Company disclosed a Material Fact Notice informing that, after compliance with all previous contractual obligations, the sale of UPI Towers to Highline was completed on the same date, with the transfer of all Towers SPC shares to Highline, which, in turn, paid the cash portion, with remaining balance payable after the usual calculations and adjustments for this type of transaction, pursuant to the Agreement and the Amendment to the JRP.

The completion of the Transaction represents the implementation of yet another stage of the JRP and Strategic Plan, aimed at granting the Company greater financial flexibility and efficiency, and the long-term sustainability of the Company by its market repositioning and its conversion into the largest telecommunications infrastructure provider in Brazil, based on the massification of fiber optics and high-speed internet, the provision of corporate solutions, and the preparation for the evolution to 5G, focused on business lines with higher added value and good growth prospects and forward looking.

2.4.	UPI Datacenter

The Amendment to the JRP provides for the sale of UPI Datacenter in a bidding process, under the terms of the LRF, by submitting sealed bids for the acquisition of 100% of the shares of Datacenter SPC held by the Debtors.

On October 19, 2020, the Bid Notice (“UPI Datacenter Bid Notice”) submitted by the Debtors was published for the sale of the UPI Datacenter, which consisted of 100% of the shares issued by special purpose corporation Drammen RJ Infraestrutura e Redes de Telecomunicações S.A., a joint stock company with CNPJ/ME 35.980.592/0001-30 and registered with the Rio de Janeiro State Division of Corporations under NIRE 33.300.333.231, with registered head offices at Rua do Lavradio, 71, sl. 201/801, Centro, CEP 20230-070, in the City of Rio de Janeiro, State of Rio de Janeiro (“Datacenter SPC”), the shares of which will be held by Oi, Telemar and Oi Móvel, specifically incorporated to be sold as a UPI as part of the Judicial Reorganization Proceeding, and with capital stock paid in exclusively and necessarily by the Assets, Liabilities and Rights of the UPI Datacenter, described in Annex 5.3.3 to the Amendment to the JRP and in the UPI Datacenter Bid Notice.

On November 26, 2020, the Company released a Material Fact Notice informing its shareholders and the market in general that a hearing was held in the Judicial Reorganization Court to open the sealed bids submitted as part of the bidding process for the disposal of the UPI Datacenter, in the manner and terms provided for in the Amendment to the JRP and in the UPI Datacenter Bid Notice. During the hearing, it was verified that there was only one sealed bid for the acquisition of the UPI Datacenter, which was submitted by Titan Venture Capital e Investimentos Ltda. (“Titan”) pursuant to the precise terms and conditions of the binding proposal for acquisition of UPI Datacenter submitted by the latter, as described in the Material Fact Notice dated June 15, 2020, amounting to three hundred and twenty-five million Brazilian reais (R$325,000,000.00) to be paid as follows: (i) a cash installment in the amount of two hundred and fifty million Brazilian reais (R$250,000,000.00); and (ii) the remaining amount of seventy-five million Brazilian reais (R$75,000,000.00) in installments to be paid in the manner and within the deadline set forth in the related binding proposal and the related Share Purchase and Sale Agreement contained in Exhibit 5.3.9.3 to the Amendment to the JRP.

Due to the submission of a single sealed bid for the acquisition of the UPI Datacenter, the Judicial Reorganization Court confirmed Titan’s proposal as the winning bid of the bidding process for the sale of the UPI Datacenter, after securing the favorable opinions of the State of Rio de Janeiro Public Prosecution Office and the Trustee.

On December 14, 2020, the Company released a Notice to the Market informing that on December 11, 2020 the Company, Telemar, and Oi Móvel had entered into the Agreement for the Purchase and Sale of Shares Through a UPI and Other Covenants (“Agreement”) with Titan, for the purpose of selling the UPI Datacenter to Titan for the total amount R$325,000,000.00, which will be paid after the compliance with certain conditions precedent, as follows: (i) a cash installment of R$250,000,000.00 (“Cash Installment”) paid at sight; and (ii) R$ 75,000,000.00 (“Remaining Amount”), in installments to be paid in the manner and timeframe set forth in the Agreement.

Accordingly, on March 15, 2021, the Company released a Material Fact Notice informing that, after compliance with all the contractual conditions precedent on March 12, 2021, it sold the UPI Data Center to Titan and transferred all the shares issued by Datacenter SPC to Titan, which, in turn, paid the Cash Installment, with the Remaining Amount to be paid in installments, in the manner and timeframe set forth in the Agreement.

The completion of the sale of the UPI Datacenter represents the implementation of yet another stage of the JRP and Strategic Plan, aimed at ensuring greater financial flexibility and efficiency, and the long-term sustainability of the Company by its market repositioning and its conversion into the largest telecommunications infrastructure provider in Brazil, based on the massification of fiber optics and high-speed internet, the provision of corporate solutions, and the preparation for the evolution to 5G, focused on business lines with higher added value and good growth prospects and forward looking.

2.5.	UPI TVCo

UPI TVCo will consist of 100% of TVCo SPC shares which will concentrate the assets, liabilities, and rights related to the pay TV business, described in Annex 5.3.5 to the Amendment to the JRP, which provides for the disposal of the UPI TVCo in a bidding process, under the terms of the LRF, by submitting sealed bids for the acquisition of 100% of TVCo SPC shares held by the Debtors, considering that the acquisition of the UPI TVCo will involve (i) the payment, in a single cash installment, of a minimum amount of R$20 million and (ii) the obligation of the corresponding acquirer to share with the Debtors and/or their associates 50% of the net revenue of the IPTV service to be offered to TVCo SPC customers using the FTTH network, under the terms and conditions to be established in the Bidding Notice for the disposal of the UPI TVCo.

3.	Payment of Creditors

The Amendment to the JRP provides for the possibility of making adjustments to the payment terms and conditions of the prepetition creditors and also mechanisms that would allow or require the Company to pay certain claims subject to the Plan within a term shorter than the term provided for in the ratified Plan.

The Amendment to the JRP contains detailed information on the payment proposals for each class of creditors.

3.1.	Labor Claims

The Amendment to the JRP also prescribes that labor creditors whose claims had not been fully settled by the date of the New GCM would have their claims up to a total of R$50,000 paid within 30 days of ratification of the Amendment to the JRP, provided that said labor claims (i) were listed in the trustee’s list of creditors; (ii) were the subject of a final and unappealable court decision that terminated the underlying lawsuit and ratified the amount due to the related creditor; or (iii) in the case of creditors entitled to recover lawyers’ fee, a decision was rendered in the event of claim qualification or challenge filed by the date of the New GCM, provided that they elect this form of payment.

3.2.	Collateralized claims

The Amendment to the JRP prescribes that, in the event of the disposal of the UPI Mobile Assets, part of the funds to be paid by the winning bidder of the related bidding process and the buyer of the UPI Mobile Assets will, at the risk and expense of the Debtors and using the Debtors’ full instructions on the amount due to each Creditor with collateralized claims and the related data for payment, directly assigned by the buyer to the Creditors with collateralized claims for the prepayment of 100.0% of the remaining amount of Collateralized Claims (as defined in the Amendment to the JRP).

3.3.	Regulatory Agencies’ Claims

In light of the Amendment to the JRP, approved at the CGM held on September 8, 2020 and ratified by a court decision issued on October 5, 2020, the claims of Regulatory Agencies will be paid as provided for by Law 13988. This law allows the negotiation of all amounts established under Noncompliance Investigation Proceedings (PADOS) registered as enforceable debt, payable in 84 installments, after a 50% discount on the consolidated claim limited to the principal, a six-month grace period, and with the possible use of judicial deposits made as guarantee of the processed claims, fully transferable to ANATEL for the early settlement of as many initial installments as possible to be paid with the total amount of the deposits.

3.4.	Unsecured Claims

3.4.1.	Class III Unsecured Creditors.

3.4.1.1.	Straight-line payment option

Pursuant to the Amendment to the JRP, Class III Unsecured Creditors (as defined in the Plan), with claims of up to R$3,000 that have not yet been fully settled by the date of the New GCM and that have filed a claim qualification or challenge by the date of the New GCM, may elect to receive the full claim, via the on-line platform to be made available by the Oi Group www.credor.oi.com.br within 45 days after the New GCM. The option to receive R$3,000 may be exercised, within the same term, by the Class III Unsecured Creditors with claims higher than R$3,000 provided that (i) the claims had not yet been fully paid by the date of the New GCM; (ii) they had already filed a claim qualification or challenge by the date of the New GCM; and (iii) at the time the option is exercised, such creditors granted the Debtors, on the same platform, a receipt of full payment of their claims.

The Amendment to the JRP prescribes that the payment of the related claims is made through a deposit, in Brazilian legal tender, in a bank account in Brazil to be indicated by the corresponding Class III Unsecured Creditors, within no more than ninety (90) calendar days beginning on (a) the date of the Court Ratification of the Amendment to the JRP; or (b) the issue date of the final decision that, in the event the claim in not claimed or is disputed, determined the inclusion of their related Unsecured Claims in the General List of Creditors.

3.4.1.2.	Repurchase Obligation in Liquidity Events

The Amendment to the JRP includes an amendment to Clause 5.2 of the Original Plan to provide for the obligation of prepayment at a discount, by the Debtors, of the Unsecured Creditors that have elected Restructuring Options I or II, pursuant to Clauses 4.3.1.2 or 4.3.1.3 thereof, respectively, also when there is one or more Liquidity Events (as defined in the Amendment to the JRP) in the first five years from the court ratification of the JRP. Accordingly, the Amendment to the JRP establishes that the Oi Group shall allocate 100.0% of the Net Revenue from Liquidity Events (as defined in the Amendment to the JRP) exceeding R$6.5 billion to, in up to the payment rounds, anticipate the payment of the claims held by the Unsecured Creditors provide for in said Clause, at a discount of fifty-five percent (55%) on the related Total Balance of the Unsecured Claims, as described in Clause 5.4 of the Amendment to the JRP.

3.4.1.3.	Reverse Auction

The Amendment to the JRP allows the Debtors, at any time, during the five-year period after the ratification of the Amendment to the JRP, to hold one or more prepayment rounds to the Unsecured Creditors that offer the highest discount rate of their claims in each round held (“Reverse Auction”). In each Reverse Auction, the winning bidder shall be the Unsecured Creditors that successively offer the lowest amount novated unsecured claims under the terms of the Plan in each round, under the terms provided for in Clause 4.7.1 of the Amendment to the JRP.

The specific terms of each Reverse Auction, including the rules, the net present value (NPV) of the future payment flows of the related unsecured claims, as provided for in the Plan, to be taken into consideration, which cannot be lower than one hundred percent (100%) of the NPV of the related unsecured claims at any Reverse Auction, and the maximum amount of the related unsecured claims to be paid by the Debtors, including possible restrictions, will be detailed in the related notice to be disclosed prior to the Reverse Auction, at www.recjud.com.br, and subsequently sent to the interested Unsecured Creditors that complete their registration, as provided for in Clause 4.7.4 of the Amendment to the JRP.

3.4.1.4.	Bank guarantees

The Amendment to the JRP allows the Debtors to seek in the market a credit limit for hiring bank guarantees to be provided to the Unsecured Creditors. Clause 5.6.6 and following of the Amendment to the JRP provides for the possibility of the Unsecured Creditors to offer bank guarantee lines to the benefit of the Debtors, within the limit of their restructured claims, to be drawn on the condition that the Debtors reduce their exposure under guarantee in relation to the position as at December 31, 2017, while guaranteeing the reduction of the prepayment discount from 55% to 50%, to be applied at each Exercise Round of the Purchase Obligation, to volumes equivalent to those offered in new guarantee lines, as provided for in the Plan.

3.4.2.	Unsecured Claims of Small Businesses, listed in Class IV

Pursuant to the Amendment to the JRP, Small Businesses with Unsecured Claims listed in Class IV (as defined in the Plan), with claims of up to R$150,000 that have not yet been fully settled by the date of the New GCM and that have filed have filed a claim qualification or challenge by the date of the New GCM, may elect to receive the full claim, via the on-line platform to be made available by the Oi Group at www.credor.oi.com.br, within 45 days after the New GCM. The option to receive R$150,000 may be exercised, within the same term, by the Small Businesses with Unsecured Claims listed in Class IV with claims higher than R$150,000 provided that (i) the claims have not yet been fully paid by the date of the New GCM; (ii) they have already filed a claim qualification or challenge by the date of the New GCM; and (iii) at the time the option is exercised, such creditors grant the Debtors, on the same platform, a receipt of full payment of their claims.

The Amendment to the JRP prescribes that the payment of the related claims to be made through a deposit, in Brazilian legal tender, in a bank account in Brazil to be indicated by the corresponding Unsecured Small Business Creditor, within no more than ninety (90) calendar days beginning on (a) the date of the Court Ratification of the Amendment to the JRP; or (b) the issue date of the final decision that, in the event the claim in not claimed or is disputed, determined the inclusion of their related Unsecured Small Business Claims in the General List of Creditors.

4.	Termination of the Judicial Reorganization

The decision to ratify the Amendment to the JRP set a twelve-month period to terminate the judicial reorganization, beginning on the publication date of such decision, i.e., October 8, 2020, and may be extended if there is a need to finalize the acts related to the disposals of the assets provided for in the Amendment to the JRP. The Debtors have filed an appeal against this part of the Amendment to the JRP ratification decision, requesting that the termination date of the proceeding be the one set forth in the Amendment to the JRP, i.e., May 30, 2022. The appeal is still pending a final decision.

5.	Oi’s activities once the measures provided for in the Amendment to the JRP are implemented

If the corporate restructuring carried out to segregate the UPIs and the sale of these UPIs as provided for by the Amendment to the JRP is implemented, the Company will retain all activities, assets, rights and obligations not expressly transferred to the UPIs, including certain fiber optics, fiber backbone and copper backhaul assets related to the Oi Group’s transportation network, residential, business and corporate customers (including utility assets), in addition to the Digital and IT services (Oi Soluções), as well as the field maintenance and installation operations at Serede - Serviços de Rede S.A. (“Serede”) and customer service operations at Brasil Telecom Call Center S.A. (“BrT Call Center”).

With these measures, the goal is to ensure that this set of assets is sufficient to guarantee the continuity of the Company as a going concern and the payment of its debts under the terms of the Amendment to the JRP.

For more information regarding the Amendment to the JRP and the implementation of the measures set forth therein refer to the documents disclosed on this date by the Company and available on its website (www.oi.com.br/ri or http://www.recjud.com.br/).

6.	Full Content of the Amendment to the JRP

The full Amendment to the JRP is available to the Company’s shareholders at the Company’s headquarters and on its website (www.oi.com.br/ri or http://www.recjud.com.br/).

Company subsidiaries

The table below shows the equity interests held in the capital of the Company’s subsidiaries:

Companies related to the continuing operations

Company	Core business	Home country	Direct 2020	Indirect 2020	Direct 2019	Indirect 2019
Oi Holanda	Raising funds in the international market	The Netherlands	100%		100%
Portugal Telecom Internacional Finance B.V	Raising funds in the international market	The Netherlands	100%		100%
CVTEL, BV	Investment management	The Netherlands	100%		100%
Carrigans Finance S.à.r.l.	Investment management	Luxembourg	100%		100%
Rio Alto Gestão de Créditos e Participações S.A. (“Rio Alto”)	Receivables portfolio management and interests in other entities	Brazil	100%		100%
Oi Serviços Financeiros S.A. (“Oi Serviços Financeiros”)	Financial services	Brazil	99.87%	0.13%	99.87%	0.13%
Bryophyta SP Participações S.A.	Development, building, and operation of telecommunications networks	Brazil	99.80%	0.20%	99.80%	0.20%
Telemar	Fixed telephony – Region I	Brazil	100%		100%
Paggo Empreendimentos S.A.	Payment and credit systems	Brazil		100%		100%
Paggo Acquirer Gestão de Meios de Pagamentos Ltda.	Payment and credit systems	Brazil		100%		100%
Paggo Administradora Ltda. (“Paggo Administradora”)	Payment and credit systems	Brazil		100%		100%
Serede – Serviços de Rede S.A. (“Serede”)	Network services	Brazil	17.51%	82.49%	17.51%	82.49%
Brasil Telecom Call Center S.A. (“BrT Call Center”)	Call center and telemarketing services	Brazil		100%		100%
BrT Card Serviços Financeiros Ltda. (“BrT Card”)	Financial services	Brazil		100%		100%
Pointer Networks S.A. (“Pointer”)	Wi-Fi internet	Brazil		100%		100%
Pointer Peru S.A.C	Wi-Fi internet	Peru		99.96%		100%
VEX Venezuela C.A	Wi-Fi internet	Venezuela		100%		100%
VEX USA Inc.	Wi-Fi internet	United States of America		100%		100%
VEX Ukraine LLC	Wi-Fi internet	Ukraine		40%		40%
PT Participações, SGPS, S.A. (“PT Participações”)	Management of equity investments	Portugal	100%		100%
Oi Investimentos Internacionais S.A. (“Oi Investimentos”)	Business consulting and management services, preparation of projects and economic studies, and investment management	Portugal		100%		100%
Africatel GmbH & Co.KG.	Investment management	Germany		100%		100%
Africatel GmbH	Investment management	Germany		100%		100%
Africatel Holdings, BV	Investment management	The Netherlands		86%		86%
TPT - Telecomunicações Publicas de Timor, S.A. (“TPT”)	Provision of telecommunications, multimedia and IT services, and purchase and sale of related products in Timor	Portugal		76.14%		76.14%
Directel - Listas Telefónicas Internacionais, Lda. (“Directel”)	Telephone directory publishing and operation of related databases, in international operations	Portugal		100%		100%
Directel Cabo Verde – Serviços de Comunicação, Lda.	Telephone directory publishing and operation of related databases in Cape Verde	Cape Verde		60%		60%
Kenya Postel Directories, Ltd.	Production, publishing and distribution of telephone directories and other publications	Kenya		60%		60%
Elta - Empresa de Listas Telefónicas de Angola, Lda.	Telephone directory publishing	Angola		55%		55%
Timor Telecom, S.A.	Telecommunications services concessionaire in Timor	Timor		44%		44%
LTM - Listas Telefónicas de Moçambique, Lda.	Management, publishing, operation and sale of telecommunications subscriber and classified ads directories	Mozambique		50%		50%
Cozani RJ Infraestrutura e Redes de Telecomunicações S.A.	Infrastructure maintenance and leasing services and provision of telecommunications services	Brazil	0.05%	99.95%
Jonava RJ Infraestrutura e Redes de Telecomunicações S.A	Infrastructure maintenance and leasing services and provision of telecommunications services	Brazil	0.08%	99.92%
Garliava RJ Infraestrutura e Redes de Telecomunicações S.A	Infrastructure maintenance and leasing services and provision of telecommunications services	Brazil	0.08%	99.92%

Companies/businesses classified as assets held for sale and related to discontinued operations

Company	Core business	Home country	Direct 2020	Indirect 2020	Direct 2019	Indirect 2019
Oi Móvel (*)	Mobile telephony – Regions I, II, and III	Brazil		100%		100%
Brasil Telecom Comunicação Multimídia S.A. (“BrT Multimídia”)	Telecommunications in general	Brazil		100%		100%
Drammen RJ Infraestrutura e Redes de Telecomunicações S.A.	Infrastructure maintenance and leasing services and provision of telecommunications services	Brazil	48.37%	51.63%

(*) Only the Mobility business (UPI Mobile Assets) and the TV business (UPI TVCo) of Oi Móvel

Companies classified as assets held for sale

Company	Core business	Home country	Direct 2020	Indirect 2020	Direct 2019	Indirect 2019
CST – Companhia Santomense de Telecomunicações, S.A.R.L.	Operation of fixed and mobile telecommunication public services in Sao Tomé and Principe	Sao Tomé		51%		51%
Calitéia RJ Infraestrutura e Redes de Telecomunicações S.A.	Infrastructure maintenance and leasing services	Brazil	0.01%	99.99%

The equity interests in joint arrangements and interests in associates are measured using the equity method and are as follows:

Company	Core business	Home country	Direct 2020	Indirect 2020	Direct 2019	Indirect 2019
Companhia AIX de Participações (“AIX”)	Data traffic	Brazil		50%		50%
Paggo Soluções e Meios de Pagamento S.A. (“Paggo Soluções”)	Financial company	Brazil		50%		50%
Hispamar Satélites S.A. (“Hispamar”)	Satellite operation	Brazil		19.04%		19.04%

Going concern

The consolidated financial statements for the year ended December 31, 2020, has been prepared assuming that the Company will continue as a going concern and in compliance with the legal requirements applicable to a judicial reorganization. The judicial reorganization is aimed at ensuring the continuation of the Oi Companies as going concerns. The continuity of the Company as a going concern was strengthen with the approval of the Amendment to the JRP (Nota 1) and ultimately depends on the successful outcome of the judicial reorganization and the realization of other forecasts of the Oi Companies.

The Company has been successfully discharging the obligations set forth in the judicial reorganization proceedings and even though there are no indications in this regard, we emphasize that the conditions and circumstances point to material uncertainties because of their own nature that may affect the success of the judicial reorganization and raised substantial doubts as to the Oi Companies’ ability to continue as going concerns. As at December 31, 2020 and after the implementation of the JRP, total shareholders’ equity was R$7,769,910 and loss for the year then ended was R$10,528,499, and working capital totaled R$15,782,630. As at December 31, 2019 and after the implementation of the JRP, total shareholders’ equity was R$17,796,506, loss for the year then ended was R$9,095,107, and working capital totaled R$6,157,364.

On January 31, 2020, the World Health Organization announced that COVID-19 was a global health emergency and on March 3, 2020, the World Health Organization categorized COVID-19 as a pandemic.

By the closing date of these Consolidated Financial Statements, we had no records of material deviations in our operations and results, even though the scenario is adverse and there are still uncertainties regarding the duration and effects of the pandemic. In addition, the Company has intensified the digitalization of processes, sales and services, telemarketing and teleagent channels, which has allowed a rapid and growing recovery and resumption of pre-COVID levels.